STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	1 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended					15 Months Ended	9 Months Ended	12 Months Ended					15 Months Ended
	Feb. 28, 2014 USD ($)	Nov. 30, 2012 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2013 USD ($)	Dec. 31, 2007 USD ($)	Sep. 30, 2014 Warrant [Member] USD ($)	Dec. 31, 2013 Warrant [Member] USD ($)	Sep. 30, 2012 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2010 Minimum [Member] USD ($)	Dec. 31, 2009 Minimum [Member] USD ($)	Dec. 31, 2008 Minimum [Member] USD ($)	Dec. 31, 2005 Minimum [Member] USD ($)	Sep. 30, 2012 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2009 Maximum [Member] USD ($)	Dec. 31, 2008 Maximum [Member] USD ($)	Dec. 31, 2005 Maximum [Member] USD ($)
Issuance of shares (in dollars per share)	$ 0.60	$ 2.00	$ 0.60	£ 1	$ 0.57	$ 1.58	$ 2.00	$ 2.00	$ 1.72	$ 1.32	$ 1.63	$ 1.43	$ 1.16	$ 1.58	$ 0.02	$ 2.25	$ 1.94	$ 1.95	$ 1.57	$ 1.32	$ 1.59	$ 1.13